CONSOLIDATED BALANCE SHEETS (Parenthetical) (Successor, USD $)	Dec. 31, 2011	Dec. 31, 2010
Successor
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares Issued	16,796,151	16,405,756
Common stock, shares outstanding	16,796,151	16,405,756